INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,561	$ 5,448
Restricted cash	129	126
Short-term investment		2,360
Accounts receivable	4,130	4,120
Prepayments and other current assets	14,288	8,310
Cryptocurrency assets	14,745	14,972
Total current assets	37,853	35,336
Non-current assets:
Property and equipment, net	28,581	27,220
Intangible assets, net	2,672	3,314
Deposits	2,460	2,387
Long-term investments	6,398	8,049
Right-of-use assets	3,523	4,135
Long-term prepayments and other non-current assets	661	6,363
Total non-current assets	44,295	51,468
TOTAL ASSETS	82,148	86,804
Current liabilities:
Accounts payable	25,755	23,425
Accrued payroll and welfare payable	598	819
Accrued expenses and other current liabilities	4,589	5,155
Income tax payable	75	73
Operating lease liabilities - current	1,209	1,367
Total current liabilities	32,226	30,839
Non-current liabilities:
Operating lease liabilities - non-current	2,331	2,837
Total non-current liabilities	2,331	2,837
TOTAL LIABILITIES	34,557	33,676
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	621,561	620,807
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(548,020)	(542,169)
Accumulated other comprehensive loss	(4,400)	(3,960)
Total shareholders' equity	47,591	53,128
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	82,148	86,804
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	54	54
Class B Ordinary shares
Shareholders' equity:
Ordinary shares, value	0	0
Class A preference shares
Shareholders' equity:
Preference shares, Value	$ 0	$ 0